SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund

June 30, 2022 (Unaudited)
Principal Amount		Value
U.S. Government Agency Backed Mortgages — 87.86%
Fannie Mae — 44.21%
$100,873	Pool #257892, 5.50%, 2/1/38	$107,712
66,906	Pool #257913, 5.50%, 1/1/38	71,442
49,173	Pool #258022, 5.50%, 5/1/34	52,456
44,607	Pool #258070, 5.00%, 6/1/34	46,985
37,474	Pool #258152, 5.50%, 8/1/34	39,976
53,431	Pool #258157, 5.00%, 8/1/34	56,279
52,372	Pool #258163, 5.50%, 8/1/34	55,868
52,497	Pool #258224, 5.50%, 12/1/34	56,001
75,520	Pool #258251, 5.50%, 1/1/35	80,562
89,683	Pool #258305, 5.00%, 3/1/35	94,229
53,262	Pool #258394, 5.00%, 5/1/35	55,962
67,540	Pool #258404, 5.00%, 6/1/35	70,964
39,741	Pool #258410, 5.00%, 4/1/35	41,756
67,911	Pool #258448, 5.00%, 8/1/35	71,354
84,548	Pool #258450, 5.50%, 8/1/35	90,291
165,100	Pool #258627, 5.50%, 2/1/36	176,314
37,352	Pool #258737, 5.50%, 12/1/35	39,893
32,001	Pool #259181, 6.50%, 3/1/31	32,967
1,977	Pool #259187, 6.50%, 4/1/31	1,978
22,717	Pool #259378, 6.00%, 12/1/31	23,200
23,952	Pool #259393, 6.00%, 1/1/32	24,409
33,964	Pool #259590, 5.50%, 11/1/32	36,118
128,570	Pool #259611, 5.50%, 11/1/32	136,722
18,427	Pool #259634, 5.50%, 12/1/32	19,595
109,860	Pool #259659, 5.50%, 2/1/33	116,825
26,396	Pool #259671, 5.50%, 2/1/33	28,070
63,796	Pool #259686, 5.50%, 3/1/33	67,967
27,636	Pool #259722, 5.00%, 5/1/33	28,969
76,082	Pool #259725, 5.00%, 5/1/33	79,753
9,025	Pool #259729, 5.00%, 6/1/33	9,460
49,225	Pool #259761, 5.00%, 6/1/33	51,600
80,674	Pool #259777, 5.00%, 7/1/33	84,567
40,178	Pool #259789, 5.00%, 7/1/33	42,117
22,229	Pool #259819, 5.00%, 8/1/33	23,302
41,113	Pool #259830, 5.00%, 8/1/33	43,097
27,230	Pool #259848, 5.00%, 9/1/33	28,544
58,398	Pool #259867, 5.50%, 10/1/33	62,215
40,754	Pool #259869, 5.50%, 10/1/33	43,418
41,631	Pool #259875, 5.50%, 10/1/33	44,352
30,353	Pool #259998, 5.00%, 3/1/34	31,970
246,828	Pool #469101, 3.75%, 2/1/27	248,999
263,919	Pool #470828, 3.53%, 3/1/32	262,757
62,465	Pool #557295, 7.00%, 12/1/29	65,480
12,441	Pool #576445, 6.00%, 1/1/31	12,499
26,384	Pool #579402, 6.50%, 4/1/31	27,097

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$50,494	Pool #583728, 6.50%, 6/1/31	$52,572
13,017	Pool #590931, 6.50%, 7/1/31	13,369
18,561	Pool #590932, 6.50%, 7/1/31	18,715
11,997	Pool #601865, 6.50%, 4/1/31	12,022
38,695	Pool #607611, 6.50%, 11/1/31	40,142
32,076	Pool #644437, 6.50%, 6/1/32	33,083
989,450	Pool #663159, 5.00%, 7/1/32	1,034,974
54,887	Pool #670278, 5.50%, 11/1/32	58,367
18,691	Pool #676702, 5.50%, 11/1/32	19,876
41,354	Pool #677591, 5.50%, 12/1/32	43,976
42,721	Pool #681883, 6.00%, 3/1/33	43,869
69,418	Pool #686542, 5.50%, 3/1/33	73,956
175,671	Pool #695961, 5.50%, 1/1/33	186,810
105,645	Pool #696407, 5.50%, 4/1/33	112,551
325,946	Pool #702478, 5.50%, 6/1/33	347,254
94,704	Pool #702479, 5.00%, 6/1/33	99,274
37,659	Pool #723066, 5.00%, 4/1/33	39,476
153,768	Pool #723067, 5.50%, 5/1/33	163,820
123,917	Pool #723070, 4.50%, 5/1/33	127,888
210,708	Pool #727311, 4.50%, 9/1/33	217,461
107,739	Pool #727312, 5.00%, 9/1/33	112,937
125,247	Pool #727315, 6.00%, 10/1/33	132,792
31,638	Pool #738589, 5.00%, 9/1/33	33,165
39,761	Pool #739269, 5.00%, 9/1/33	41,680
42,000	Pool #743595, 5.50%, 10/1/33	44,745
79,585	Pool #748041, 4.50%, 10/1/33	82,136
72,449	Pool #749891, 5.00%, 9/1/33	75,944
132,325	Pool #753533, 5.00%, 11/1/33	138,710
35,208	Pool #755679, 6.00%, 1/1/34	36,499
319,271	Pool #777621, 5.00%, 2/1/34	334,676
68,687	Pool #781741, 6.00%, 9/1/34	71,941
96,049	Pool #781954, 5.00%, 6/1/34	101,168
77,501	Pool #781959, 5.50%, 6/1/34	82,675
117,573	Pool #783893, 5.50%, 12/1/34	125,422
61,459	Pool #783929, 5.50%, 10/1/34	65,562
5,661	Pool #788329, 6.50%, 8/1/34	5,670
34,793	Pool #798725, 5.50%, 11/1/34	37,115
52,960	Pool #799548, 6.00%, 9/1/34	55,263
613,721	Pool #806754, 4.50%, 9/1/34	633,130
261,033	Pool #806757, 6.00%, 9/1/34	277,645
347,615	Pool #806761, 5.50%, 9/1/34	370,822
95,755	Pool #808205, 5.00%, 1/1/35	100,858
164,400	Pool #815009, 5.00%, 4/1/35	172,734
54,635	Pool #817641, 5.00%, 11/1/35	57,405
94,327	Pool #820336, 5.00%, 9/1/35	99,110
87,469	Pool #822008, 5.00%, 5/1/35	91,903
138,742	Pool #829275, 5.00%, 8/1/35	145,776
131,797	Pool #829276, 5.00%, 8/1/35	138,479

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$124,148	Pool #829649, 5.50%, 3/1/35	$132,437
139,467	Pool #844361, 5.50%, 11/1/35	148,940
80,751	Pool #845245, 5.50%, 11/1/35	86,236
26,452	Pool #866969, 6.00%, 2/1/36	26,854
69,967	Pool #884693, 5.50%, 4/1/36	74,727
297,607	Pool #885724, 5.50%, 6/1/36	317,850
63,377	Pool #919368, 5.50%, 4/1/37	67,673
248,286	Pool #922582, 6.00%, 12/1/36	264,062
88,341	Pool #934941, 5.00%, 8/1/39	93,013
266,617	Pool #934942, 5.00%, 9/1/39	280,718
53,390	Pool #943394, 5.50%, 6/1/37	57,010
179,852	Pool #948600, 6.00%, 8/1/37	190,802
67,300	Pool #952678, 6.50%, 8/1/37	70,805
69,040	Pool #952693, 6.50%, 8/1/37	72,055
95,286	Pool #986239, 6.00%, 7/1/38	99,620
111,748	Pool #986957, 5.50%, 7/1/38	119,291
43,685	Pool #990510, 5.50%, 8/1/38	46,633
148,674	Pool #990617, 5.50%, 9/1/38	158,710
160,852	Pool #AA0645, 4.50%, 3/1/39	165,757
119,708	Pool #AA2243, 4.50%, 5/1/39	123,357
79,272	Pool #AA3206, 4.00%, 4/1/39	80,103
333,829	Pool #AA3207, 4.50%, 3/1/39	344,007
207,770	Pool #AA7042, 4.50%, 6/1/39	214,104
254,212	Pool #AA7658, 4.00%, 6/1/39	256,878
3,259	Pool #AA7659, 4.50%, 6/1/39	3,358
46,082	Pool #AA7741, 4.50%, 6/1/24	46,407
1,002,926	Pool #AB7798, 3.00%, 1/1/43	959,330
860,668	Pool #AB9204, 3.00%, 4/1/43	822,259
82,399	Pool #AC1463, 5.00%, 8/1/39	86,757
253,092	Pool #AC2109, 4.50%, 7/1/39	260,808
20,255	Pool #AC4394, 5.00%, 9/1/39	21,327
241,177	Pool #AC4395, 5.00%, 9/1/39	253,933
90,401	Pool #AC5329, 5.00%, 10/1/39	95,182
188,488	Pool #AC6305, 5.00%, 11/1/39	198,457
129,310	Pool #AC6307, 5.00%, 12/1/39	136,149
278,063	Pool #AC6790, 5.00%, 12/1/39	292,769
395,305	Pool #AC7199, 5.00%, 12/1/39	416,212
274,446	Pool #AD1470, 5.00%, 2/1/40	289,180
716,099	Pool #AD1471, 4.50%, 2/1/40	737,932
549,685	Pool #AD1585, 4.50%, 2/1/40	566,445
325,361	Pool #AD1586, 5.00%, 1/1/40	342,569
222,259	Pool #AD1638, 4.50%, 2/1/40	229,023
133,421	Pool #AD1640, 4.50%, 3/1/40	137,481
718,018	Pool #AD1942, 4.50%, 1/1/40	739,909
136,695	Pool #AD1943, 5.00%, 1/1/40	143,925
151,155	Pool #AD1988, 4.50%, 2/1/40	155,763
174,955	Pool #AD2896, 5.00%, 3/1/40	184,348

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$85,548	Pool #AD4456, 4.50%, 4/1/40	$88,151
401,156	Pool #AD4458, 4.50%, 4/1/40	413,364
242,360	Pool #AD4940, 4.50%, 6/1/40	249,735
79,713	Pool #AD4946, 4.50%, 6/1/40	82,139
111,087	Pool #AD5728, 5.00%, 4/1/40	117,051
113,781	Pool #AD7239, 4.50%, 7/1/40	117,243
49,304	Pool #AD7242, 4.50%, 7/1/40	50,804
85,358	Pool #AD7256, 4.50%, 7/1/40	87,956
225,855	Pool #AD7271, 4.50%, 7/1/40	232,728
246,831	Pool #AD7272, 4.50%, 7/1/40	254,342
155,682	Pool #AD8960, 5.00%, 6/1/40	164,040
310,336	Pool #AD9614, 4.50%, 8/1/40	319,780
29,397	Pool #AE2011, 4.00%, 9/1/40	29,704
948,352	Pool #AE2012, 4.00%, 9/1/40	958,228
109,806	Pool #AE2023, 4.00%, 9/1/40	110,949
253,512	Pool #AE5432, 4.00%, 10/1/40	256,152
308,960	Pool #AE5435, 4.50%, 9/1/40	318,362
228,759	Pool #AE5806, 4.50%, 9/1/40	235,720
307,301	Pool #AE5861, 4.00%, 10/1/40	310,501
121,935	Pool #AE5862, 4.00%, 10/1/40	123,205
260,097	Pool #AE6850, 4.00%, 10/1/40	262,806
9,205	Pool #AE6851, 4.00%, 10/1/40	9,301
144,166	Pool #AE7699, 4.00%, 11/1/40	145,667
386,686	Pool #AE7703, 4.00%, 10/1/40	390,713
272,157	Pool #AE7707, 4.00%, 11/1/40	274,992
118,239	Pool #AH0300, 4.00%, 11/1/40	119,471
207,642	Pool #AH0301, 3.50%, 11/1/40	204,278
21,363	Pool #AH0302, 4.00%, 11/1/40	21,585
243,211	Pool #AH0306, 4.00%, 12/1/40	245,744
345,195	Pool #AH0508, 4.00%, 11/1/40	348,789
552,180	Pool #AH0537, 4.00%, 12/1/40	557,930
518,747	Pool #AH0914, 4.50%, 11/1/40	534,533
251,973	Pool #AH0917, 4.00%, 12/1/40	254,597
210,312	Pool #AH1077, 4.00%, 1/1/41	212,502
186,237	Pool #AH2973, 4.00%, 12/1/40	188,176
216,497	Pool #AH2980, 4.00%, 1/1/41	218,752
616,485	Pool #AH5656, 4.00%, 1/1/41	622,905
327,528	Pool #AH5658, 4.00%, 2/1/41	330,939
235,834	Pool #AH5662, 4.00%, 2/1/41	238,290
244,520	Pool #AH5882, 4.00%, 2/1/26	247,068
151,877	Pool #AH6764, 4.00%, 3/1/41	153,459
622,238	Pool #AH6768, 4.00%, 3/1/41	628,668
404,783	Pool #AH7281, 4.00%, 3/1/41	408,966
105,998	Pool #AH7526, 4.50%, 3/1/41	109,206
436,313	Pool #AH7537, 4.00%, 3/1/41	440,822
135,810	Pool #AH8878, 4.50%, 4/1/41	139,920
140,090	Pool #AH8885, 4.50%, 4/1/41	144,330
86,883	Pool #AH9050, 3.50%, 2/1/26	86,792

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$346,182	Pool #AI0114, 4.00%, 3/1/41	$349,759
245,900	Pool #AI1846, 4.50%, 5/1/41	253,342
269,746	Pool #AI1847, 4.50%, 5/1/41	277,910
533,248	Pool #AI1848, 4.50%, 5/1/41	549,387
343,994	Pool #AI1849, 4.50%, 5/1/41	354,405
167,966	Pool #AJ0651, 4.00%, 8/1/41	169,701
561,649	Pool #AJ9133, 4.00%, 1/1/42	567,453
250,278	Pool #AK6715, 3.50%, 3/1/42	246,001
337,468	Pool #AK6716, 3.50%, 3/1/42	331,701
319,882	Pool #AK6718, 3.50%, 2/1/42	314,415
811,550	Pool #AM1750, 3.04%, 12/1/30	782,126
2,709,104	Pool #AM4392, 3.79%, 10/1/23	2,714,085
219,152	Pool #AM6907, 3.68%, 10/1/32	218,516
1,369,617	Pool #AM7764, 3.05%, 1/1/27	1,350,963
458,486	Pool #AM9780, 3.31%, 3/1/31	448,169
350,000	Pool #AN0360, 3.95%, 12/1/45	346,977
383,427	Pool #AN1381, 2.56%, 8/1/26	371,920
891,018	Pool #AN2066, 2.75%, 7/1/26	870,667
907,132	Pool #AN2746, 2.30%, 9/1/26	870,953
450,657	Pool #AN3919, 2.82%, 12/1/26	440,798
1,137,176	Pool #AN4045, 3.15%, 1/1/29	1,118,382
816,574	Pool #AN5053, 3.34%, 4/1/27	814,660
200,026	Pool #AN6580, 3.36%, 9/1/29	197,507
917,773	Pool #AN7154, 3.21%, 10/1/32	889,536
464,728	Pool #AN7982, 2.80%, 1/1/26	451,901
2,000,000	Pool #AN8055, 3.05%, 1/1/30	1,935,853
1,500,000	Pool #AN8121, 3.16%, 1/1/35	1,408,013
199,872	Pool #AO2923, 3.50%, 5/1/42	196,456
571,183	Pool #AO8029, 3.50%, 7/1/42	561,421
135,312	Pool #AP7483, 3.50%, 9/1/42	132,999
168,037	Pool #AQ6710, 2.50%, 10/1/27	165,772
595,399	Pool #AQ7193, 3.50%, 7/1/43	585,448
166,014	Pool #AR6928, 3.00%, 3/1/43	158,605
688,808	Pool #AS1916, 4.00%, 3/1/44	694,082
140,309	Pool #AS1917, 4.00%, 3/1/44	141,383
416,910	Pool #AS2439, 4.00%, 5/1/44	420,102
257,521	Pool #AS3244, 4.00%, 9/1/44	259,492
777,404	Pool #AS3494, 4.00%, 10/1/44	783,356
184,819	Pool #AS3726, 4.00%, 11/1/44	183,286
360,331	Pool #AS3929, 4.00%, 12/1/44	363,090
246,217	Pool #AS3930, 4.00%, 11/1/44	248,102
480,077	Pool #AS4070, 4.00%, 12/1/44	483,753
147,619	Pool #AS4390, 3.50%, 2/1/45	144,947
170,076	Pool #AS4732, 3.50%, 4/1/45	166,467
665,299	Pool #AS4905, 3.50%, 4/1/45	651,182
961,444	Pool #AS5341, 3.50%, 7/1/45	941,043
560,305	Pool #AS5576, 4.00%, 8/1/45	562,483

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$418,769	Pool #AS5919, 3.50%, 9/1/45	$409,883
475,081	Pool #AS6303, 4.00%, 11/1/45	476,928
235,761	Pool #AS6607, 4.00%, 1/1/46	236,677
735,011	Pool #AS6778, 3.50%, 3/1/46	718,599
269,388	Pool #AS6958, 3.50%, 4/1/46	263,372
736,973	Pool #AS7138, 3.50%, 5/1/46	720,517
383,480	Pool #AS7139, 3.50%, 5/1/46	374,917
820,231	Pool #AS7334, 3.00%, 6/1/46	777,542
869,911	Pool #AS7335, 3.00%, 5/1/46	824,637
332,874	Pool #AS7336, 3.00%, 6/1/46	315,549
1,470,082	Pool #AS7504, 3.00%, 7/1/46	1,393,571
452,216	Pool #AS7516, 3.00%, 7/1/46	428,680
398,013	Pool #AS7517, 3.00%, 6/1/46	377,298
122,385	Pool #AS7518, 3.00%, 7/1/46	116,015
153,183	Pool #AS7674, 3.00%, 8/1/46	145,211
1,035,876	Pool #AS7676, 3.00%, 8/1/46	981,964
644,467	Pool #AS8077, 3.00%, 10/1/46	610,926
477,508	Pool #AS8289, 3.00%, 10/1/46	452,656
485,610	Pool #AS8441, 3.00%, 11/1/46	460,336
985,498	Pool #AS8633, 3.50%, 1/1/47	963,493
316,045	Pool #AS8776, 3.50%, 2/1/47	308,988
342,563	Pool #AS9381, 4.00%, 4/1/47	342,748
161,668	Pool #AS9549, 4.00%, 5/1/47	161,755
988,193	Pool #AS9550, 4.00%, 5/1/47	988,727
240,005	Pool #AS9729, 4.00%, 6/1/47	240,135
192,966	Pool #AS9825, 4.00%, 6/1/47	193,070
435,972	Pool #AT2688, 3.00%, 5/1/43	416,516
334,705	Pool #AT3963, 2.50%, 3/1/28	330,263
110,621	Pool #AT7873, 2.50%, 6/1/28	109,154
312,185	Pool #AU0971, 3.50%, 8/1/43	306,968
368,420	Pool #AU2165, 3.50%, 7/1/43	362,262
333,424	Pool #AU2188, 3.50%, 8/1/43	327,852
56,807	Pool #AU6054, 4.00%, 9/1/43	57,337
186,064	Pool #AU6718, 4.00%, 10/1/43	187,798
352,807	Pool #AU7003, 4.00%, 11/1/43	356,097
225,690	Pool #AU7005, 4.00%, 11/1/43	227,794
292,312	Pool #AV0679, 4.00%, 12/1/43	295,038
334,367	Pool #AV9282, 4.00%, 2/1/44	332,103
235,941	Pool #AW0993, 4.00%, 5/1/44	237,747
133,065	Pool #AW1565, 4.00%, 4/1/44	132,504
696,941	Pool #AW5046, 4.00%, 7/1/44	702,277
81,043	Pool #AW5047, 4.00%, 7/1/44	81,663
106,473	Pool #AW7040, 4.00%, 6/1/44	106,298
111,974	Pool #AW8629, 3.50%, 5/1/44	109,947
674,705	Pool #AX2884, 3.50%, 11/1/44	662,491
498,766	Pool #AX4860, 3.50%, 12/1/44	489,737
564,462	Pool #AY1389, 3.50%, 4/1/45	552,484
172,342	Pool #AY3435, 3.50%, 5/1/45	168,685

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$603,223	Pool #AY5571, 3.50%, 6/1/45	$590,423
280,750	Pool #BC0802, 3.50%, 4/1/46	274,481
506,693	Pool #BC0804, 3.50%, 4/1/46	495,379
501,822	Pool #BC1135, 3.00%, 6/1/46	475,705
846,635	Pool #BD5021, 3.50%, 2/1/47	827,730
1,124,650	Pool #BD7140, 4.00%, 4/1/47	1,125,258
1,381,898	Pool #BE4232, 3.00%, 12/1/46	1,309,977
180,215	Pool #BE9743, 3.50%, 4/1/47	175,970
665,120	Pool #BH2665, 3.50%, 9/1/47	649,452
106,439	Pool #BH4659, 4.00%, 6/1/47	106,498
263,060	Pool #BJ0657, 4.00%, 2/1/48	262,914
390,236	Pool #BJ2670, 4.00%, 4/1/48	390,020
753,159	Pool #BJ5158, 4.00%, 4/1/48	752,742
307,417	Pool #BK7685, 4.00%, 10/1/48	307,247
427,498	Pool #BK7924, 4.00%, 11/1/48	427,261
8,920,000	Pool #BL4650, 2.30%, 10/1/31	8,050,215
2,400,000	Pool #BL4970, 2.80%, 11/1/36	2,120,727
2,585,481	Pool #BL9077, 1.50%, 1/1/31	2,241,644
3,000,000	Pool #BL9218, 1.41%, 11/1/30	2,534,733
500,000	Pool #BL9633, 1.92%, 12/1/35	409,530
1,527,000	Pool #BL9652, 1.56%, 12/1/30	1,329,514
1,500,000	Pool #BL9824, 1.56%, 12/1/30	1,289,342
250,000	Pool #BL9895, 1.62%, 12/1/32	210,274
102,555	Pool #BO1263, 3.50%, 6/1/49	99,524
705,762	Pool #BO3599, 3.00%, 9/1/49	663,767
573,645	Pool #BO5263, 3.00%, 9/1/49	539,511
2,466,711	Pool #BO6771, 2.50%, 5/1/51	2,224,790
770,171	Pool #BP3417, 2.50%, 5/1/51	694,756
690,723	Pool #BP8731, 2.50%, 6/1/50	624,672
1,148,208	Pool #BP8741, 2.50%, 6/1/50	1,038,892
1,742,640	Pool #BQ4469, 2.00%, 2/1/51	1,521,892
500,282	Pool #BQ4493, 1.50%, 2/1/51	416,178
464,469	Pool #BQ5723, 2.00%, 10/1/50	405,633
1,465,925	Pool #BQ7523, 2.00%, 11/1/50	1,280,230
829,244	Pool #BQ7524, 2.50%, 10/1/50	749,435
4,656,406	Pool #BR0940, 2.00%, 4/1/51	4,051,424
869,214	Pool #BR1037, 2.50%, 5/1/51	783,966
2,202,673	Pool #BR1113, 2.00%, 11/1/50	1,923,651
866,461	Pool #BR1114, 1.50%, 11/1/50	720,797
329,522	Pool #BR1115, 2.50%, 12/1/50	296,636
1,281,816	Pool #BR2051, 2.50%, 6/1/51	1,156,103
2,785,088	Pool #BR2234, 2.50%, 8/1/51	2,511,079
1,040,286	Pool #BR3565, 2.00%, 1/1/51	908,509
805,297	Pool #BR3566, 2.50%, 12/1/50	727,544
223,948	Pool #BR7088, 2.00%, 3/1/51	194,869
1,733,490	Pool #BS0025, 1.38%, 12/1/30	1,495,271
3,000,000	Pool #BS0046, 1.23%, 12/1/27	2,683,352

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$2,950,000	Pool #BS0179, 1.67%, 1/1/33	$2,501,567
4,363,469	Pool #BS0345, 1.61%, 1/1/36	3,547,911
2,545,000	Pool #BS0391, 1.63%, 1/1/33	2,140,505
1,990,000	Pool #BS0596, 1.38%, 1/1/31	1,683,263
3,700,000	Pool #BS0915, 1.62%, 3/1/31	3,190,389
1,000,000	Pool #BS1281, 1.59%, 3/1/31	855,886
690,000	Pool #BS1326, 1.19%, 3/1/26	639,171
1,948,696	Pool #BS1482, 1.61%, 3/1/31	1,701,437
700,000	Pool #BS1524, 2.01%, 3/1/33	605,910
1,500,000	Pool #BS1560, 2.03%, 4/1/31	1,334,765
2,008,457	Pool #BS1877, 2.97%, 5/1/51	1,726,127
995,878	Pool #BS4422, 2.59%, 3/1/32	919,652
1,831,265	Pool #BT6821, 2.50%, 10/1/51	1,650,530
1,315,268	Pool #BT8237, 4.00%, 6/1/52	1,297,842
248,500	Pool #BT8243, 4.00%, 6/1/52	245,208
2,048,614	Pool #BT9419, 2.50%, 11/1/51	1,846,110
1,438,842	Pool #BU1334, 2.50%, 2/1/52	1,295,945
1,839,652	Pool #BU1337, 3.00%, 2/1/52	1,716,087
245,559	Pool #BV4205, 3.00%, 2/1/52	228,846
1,321,037	Pool #BV6760, 3.50%, 3/1/52	1,271,740
3,132,487	Pool #BV8876, 3.50%, 4/1/52	3,015,107
577,074	Pool #CA0114, 3.50%, 8/1/47	563,480
590,375	Pool #CA0334, 3.50%, 9/1/47	576,468
599,388	Pool #CA0534, 3.50%, 10/1/47	585,269
176,425	Pool #CA0536, 3.50%, 10/1/47	172,269
604,276	Pool #CA0551, 4.00%, 10/1/47	604,602
503,948	Pool #CA0565, 3.50%, 10/1/47	492,076
1,075,263	Pool #CA0742, 3.50%, 11/1/47	1,049,934
376,812	Pool #CA0743, 3.50%, 11/1/47	367,936
661,868	Pool #CA0825, 3.50%, 12/1/47	646,277
678,261	Pool #CA0981, 3.50%, 12/1/47	662,284
190,589	Pool #CA1070, 3.50%, 1/1/48	186,100
486,434	Pool #CA1115, 3.50%, 1/1/48	474,975
997,904	Pool #CA1130, 3.50%, 1/1/48	974,398
595,550	Pool #CA1131, 3.50%, 2/1/48	581,521
299,424	Pool #CA1132, 3.50%, 1/1/48	292,371
639,468	Pool #CA1144, 3.50%, 2/1/48	624,404
107,828	Pool #CA1152, 3.50%, 2/1/48	105,288
403,558	Pool #CA1160, 3.50%, 2/1/48	394,052
508,374	Pool #CA1161, 3.50%, 2/1/48	496,368
280,876	Pool #CA1338, 4.00%, 3/1/48	280,720
872,259	Pool #CA1339, 3.50%, 3/1/48	851,660
192,758	Pool #CA1418, 4.00%, 3/1/48	192,652
245,976	Pool #CA1420, 4.00%, 3/1/48	245,840
188,712	Pool #CA1468, 4.00%, 3/1/48	188,608
481,577	Pool #CA1469, 4.00%, 3/1/48	481,311
409,021	Pool #CA1471, 4.00%, 3/1/48	408,795
1,103,527	Pool #CA1507, 4.00%, 4/1/48	1,102,917

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$413,062	Pool #CA1610, 3.50%, 3/1/48	$403,308
435,940	Pool #CA1611, 4.00%, 4/1/48	435,699
431,102	Pool #CA1612, 3.50%, 4/1/48	420,921
515,771	Pool #CA1613, 4.00%, 4/1/48	515,486
199,403	Pool #CA2381, 4.00%, 9/1/48	199,293
215,728	Pool #CA2440, 4.00%, 9/1/48	215,608
172,384	Pool #CA2441, 4.00%, 10/1/48	170,910
167,088	Pool #CA2442, 4.00%, 10/1/48	166,995
370,240	Pool #CA2443, 4.00%, 10/1/48	370,035
195,536	Pool #CA2468, 4.00%, 10/1/48	195,428
602,472	Pool #CA2594, 4.00%, 11/1/48	602,139
249,670	Pool #CA2913, 4.00%, 1/1/49	249,532
312,897	Pool #CA3042, 4.00%, 1/1/49	312,724
359,001	Pool #CA3043, 4.00%, 2/1/49	358,803
172,927	Pool #CA3045, 4.50%, 1/1/49	175,842
28,011	Pool #CA3132, 4.00%, 2/1/49	27,919
252,267	Pool #CA3557, 3.50%, 5/1/49	245,161
361,970	Pool #CA3628, 3.50%, 6/1/49	351,775
469,116	Pool #CA3793, 3.50%, 6/1/49	455,902
142,040	Pool #CA3936, 3.50%, 7/1/49	138,039
432,147	Pool #CA4043, 3.00%, 8/1/49	406,433
507,294	Pool #CA4320, 3.00%, 9/1/49	477,109
325,395	Pool #CA5106, 3.00%, 1/1/50	306,032
429,578	Pool #CA5132, 3.00%, 2/1/50	404,017
981,028	Pool #CA5309, 3.00%, 3/1/50	920,671
548,883	Pool #CA5312, 3.00%, 3/1/50	515,114
691,641	Pool #CA6150, 2.50%, 6/1/50	625,980
1,190,368	Pool #CA6151, 2.50%, 6/1/50	1,071,570
290,444	Pool #CA6251, 3.00%, 6/1/50	271,402
1,489,494	Pool #CA6253, 2.00%, 7/1/50	1,300,814
1,520,764	Pool #CA6263, 2.50%, 7/1/50	1,368,992
851,511	Pool #CA6285, 2.50%, 7/1/50	772,126
1,744,195	Pool #CA6966, 2.00%, 9/1/50	1,523,250
2,553,125	Pool #CA6967, 2.00%, 9/1/50	2,229,710
1,398,163	Pool #CA6968, 2.00%, 9/1/50	1,221,052
1,091,297	Pool #CA6969, 2.00%, 9/1/50	953,057
1,539,377	Pool #CA6971, 2.50%, 9/1/50	1,391,988
1,419,849	Pool #CA6972, 2.50%, 8/1/50	1,283,904
1,015,488	Pool #CA6973, 2.50%, 9/1/50	914,143
1,139,883	Pool #CA7258, 2.50%, 9/1/50	1,032,690
1,198,593	Pool #CA7259, 2.50%, 9/1/50	1,085,879
1,662,010	Pool #CA7317, 2.00%, 10/1/50	1,451,476
1,836,346	Pool #CA7549, 2.00%, 10/1/50	1,603,729
1,745,180	Pool #CA7917, 2.00%, 11/1/50	1,524,111
912,404	Pool #CA8069, 1.50%, 12/1/50	759,016
1,106,850	Pool #CA8070, 2.00%, 12/1/50	966,641
3,809,029	Pool #CA8077, 2.00%, 12/1/50	3,326,523

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$3,748,606	Pool #CA8337, 1.50%, 12/1/50	$3,118,413
4,806,363	Pool #CA8340, 2.00%, 12/1/50	4,197,521
900,360	Pool #CA8425, 1.50%, 12/1/50	748,997
1,066,150	Pool #CA8432, 2.00%, 12/1/50	931,096
2,538,339	Pool #CA8518, 2.00%, 1/1/51	2,216,797
1,393,710	Pool #CA8685, 1.50%, 1/1/51	1,159,408
4,336,607	Pool #CA8811, 2.00%, 1/1/51	3,787,271
4,935,051	Pool #CA9048, 2.00%, 2/1/51	4,309,907
341,016	Pool #CB0245, 2.50%, 4/1/51	307,677
837,040	Pool #CB0437, 2.50%, 5/1/51	755,078
640,994	Pool #CB0480, 2.50%, 5/1/51	578,129
202,816	Pool #CB0576, 2.50%, 5/1/51	182,925
270,062	Pool #CB0582, 2.50%, 5/1/51	243,575
1,991,034	Pool #CB0688, 2.50%, 6/1/51	1,798,863
437,508	Pool #CB0689, 2.50%, 6/1/51	394,599
1,062,370	Pool #CB0972, 2.50%, 6/1/51	958,014
495,812	Pool #CB1003, 2.50%, 7/1/51	447,109
312,834	Pool #CB1010, 2.50%, 7/1/51	282,105
1,409,136	Pool #CB1060, 2.00%, 7/1/51	1,225,617
1,981,459	Pool #CB1311, 2.50%, 8/1/51	1,786,515
2,082,164	Pool #CB1444, 2.50%, 8/1/51	1,876,990
1,006,762	Pool #CB1515, 2.50%, 8/1/51	907,557
1,767,474	Pool #CB1532, 2.50%, 9/1/51	1,593,309
1,962,708	Pool #CB1809, 2.50%, 10/1/51	1,769,000
1,074,338	Pool #CB1956, 2.50%, 10/1/51	969,187
912,181	Pool #CB2029, 2.50%, 11/1/51	822,013
1,910,242	Pool #CB2205, 2.50%, 11/1/51	1,721,120
739,619	Pool #CB2268, 2.50%, 12/1/51	666,394
531,537	Pool #CB2467, 2.50%, 12/1/51	478,830
1,862,244	Pool #CB2515, 2.50%, 12/1/51	1,677,586
2,932,645	Pool #CB2761, 3.00%, 2/1/52	2,735,665
6,697,923	Pool #CB2797, 3.00%, 2/1/52	6,248,039
6,351,163	Pool #CB2938, 3.00%, 2/1/52	5,920,983
1,201,951	Pool #CB3052, 3.00%, 2/1/52	1,120,540
1,284,534	Pool #CB3249, 3.00%, 4/1/52	1,197,280
2,026,295	Pool #CB3281, 3.50%, 4/1/52	1,950,366
439,738	Pool #CB3413, 3.50%, 4/1/52	424,254
846,727	Pool #CB3489, 2.50%, 4/1/52	765,943
662,853	Pool #CB3490, 3.00%, 4/1/52	620,771
8,149,095	Pool #CB3764, 4.00%, 6/1/52	8,041,129
8,075,680	Pool #CB3797, 4.00%, 6/1/52	8,008,126
6,933,455	Pool #CB3931, 4.00%, 6/1/52	6,875,338
5,596,400	Pool #CB4056, 4.50%, 7/1/52	5,627,346
2,966,025	Pool #CB4208, 4.50%, 7/1/52	2,982,426
48,483	Pool #MC0013, 5.50%, 12/1/38	51,755
78,382	Pool #MC0014, 5.50%, 12/1/38	83,673
64,855	Pool #MC0016, 5.50%, 11/1/38	69,233
62,139	Pool #MC0038, 4.50%, 3/1/39	64,034

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$42,729	Pool #MC0059, 4.00%, 4/1/39	$43,177
75,850	Pool #MC0081, 4.00%, 5/1/39	76,645
40,572	Pool #MC0112, 4.50%, 6/1/39	41,809
81,282	Pool #MC0127, 4.50%, 7/1/39	83,760
349,870	Pool #MC0154, 4.50%, 8/1/39	360,537
81,599	Pool #MC0160, 4.50%, 8/1/39	84,087
189,844	Pool #MC0177, 4.50%, 9/1/39	195,632
111,533	Pool #MC0270, 4.50%, 3/1/40	113,542
251,965	Pool #MC0325, 4.50%, 7/1/40	259,633
141,921	Pool #MC0584, 4.00%, 1/1/42	143,388
		311,195,557
Freddie Mac — 38.27%
428,214	Pool #Q63813, 3.50%, 4/1/49	416,595
764,032	Pool #QB5148, 2.00%, 11/1/50	667,250
1,247,388	Pool #QB5731, 2.00%, 11/1/50	1,089,377
1,915,009	Pool #QB5732, 2.50%, 11/1/50	1,730,676
1,734,876	Pool #QB6982, 2.00%, 11/1/50	1,515,113
520,815	Pool #QB6992, 1.50%, 12/1/50	433,236
1,313,071	Pool #QC4676, 2.50%, 7/1/51	1,184,086
791,087	Pool #QC6090, 2.50%, 8/1/51	713,255
1,731,465	Pool #QC6108, 2.50%, 8/1/51	1,560,844
1,052,250	Pool #QC6643, 2.50%, 8/1/51	948,560
1,108,354	Pool #QC9175, 2.50%, 10/1/51	998,964
1,772,289	Pool #QD0152, 2.50%, 10/1/51	1,597,096
274,409	Pool #QD1762, 2.00%, 11/1/51	238,607
2,653,220	Pool #QD4183, 2.50%, 12/1/51	2,390,535
848,842	Pool #QD7419, 3.00%, 2/1/52	791,086
393,366	Pool #QE0994, 3.50%, 4/1/52	378,697
3,627,763	Pool #QE2342, 4.00%, 5/1/52	3,579,704
491,712	Pool #RA1234, 3.50%, 8/1/49	477,864
263,573	Pool #RA1382, 3.00%, 9/1/49	247,892
1,369,438	Pool #RA1383, 3.00%, 9/1/49	1,287,963
259,411	Pool #RA1470, 3.00%, 10/1/49	243,977
465,656	Pool #RA1713, 3.00%, 11/1/49	437,952
481,062	Pool #RA1714, 3.00%, 11/1/49	452,441
644,488	Pool #RA1716, 3.00%, 11/1/49	606,144
482,974	Pool #RA1724, 2.50%, 10/1/49	439,151
384,289	Pool #RA1979, 3.00%, 12/1/49	361,426
922,252	Pool #RA1987, 3.00%, 12/1/49	867,383
1,452,307	Pool #RA1988, 3.00%, 1/1/50	1,365,902
790,341	Pool #RA2158, 3.00%, 2/1/50	741,863
753,133	Pool #RA2162, 3.00%, 2/1/50	706,937
748,838	Pool #RA2255, 3.00%, 3/1/50	702,905
1,109,088	Pool #RA2256, 3.00%, 3/1/50	1,041,058
745,696	Pool #RA2340, 3.00%, 3/1/50	699,813
301,253	Pool #RA2395, 2.50%, 4/1/50	271,197
448,948	Pool #RA3097, 2.50%, 7/1/50	406,099

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$1,402,015	Pool #RA3207, 2.50%, 7/1/50	$1,270,970
3,197,895	Pool #RA3208, 2.50%, 7/1/50	2,892,667
841,327	Pool #RA3339, 2.00%, 8/1/50	734,753
1,372,091	Pool #RA3552, 2.00%, 9/1/50	1,198,283
1,171,893	Pool #RA3553, 2.50%, 8/1/50	1,062,040
3,716,953	Pool #RA3679, 2.00%, 9/1/50	3,246,113
1,876,982	Pool #RA3680, 2.50%, 9/1/50	1,697,324
802,270	Pool #RA3711, 2.00%, 9/1/50	700,644
606,474	Pool #RA3712, 2.50%, 9/1/50	549,459
501,276	Pool #RA3733, 2.00%, 10/1/50	437,778
732,252	Pool #RA3734, 2.50%, 10/1/50	663,414
824,785	Pool #RA3747, 2.00%, 9/1/50	720,306
3,875,626	Pool #RA3748, 2.50%, 10/1/50	3,503,617
1,736,490	Pool #RA3751, 2.00%, 10/1/50	1,516,523
2,738,498	Pool #RA3803, 1.50%, 12/1/50	2,277,998
402,180	Pool #RA3861, 1.50%, 10/1/50	334,550
1,692,897	Pool #RA3862, 2.00%, 10/1/50	1,478,452
1,658,679	Pool #RA3917, 1.50%, 10/1/50	1,379,759
3,563,181	Pool #RA3918, 2.00%, 10/1/50	3,111,820
827,436	Pool #RA3928, 1.50%, 11/1/50	688,296
206,209	Pool #RA3929, 2.00%, 10/1/50	180,087
576,093	Pool #RA4018, 2.00%, 1/1/51	503,118
671,898	Pool #RA4055, 2.00%, 11/1/50	586,787
722,157	Pool #RA4056, 1.50%, 11/1/50	600,720
7,621,296	Pool #RA4195, 2.00%, 12/1/50	6,655,880
5,119,429	Pool #RA4254, 2.00%, 12/1/50	4,470,933
910,315	Pool #RA4274, 1.50%, 12/1/50	757,238
1,092,221	Pool #RA4357, 2.00%, 1/1/51	953,866
1,559,234	Pool #RA4377, 2.00%, 2/1/51	1,361,721
2,279,576	Pool #RA4420, 2.00%, 1/1/51	1,990,814
3,301,767	Pool #RA4503, 2.00%, 2/1/51	2,883,521
890,243	Pool #RA4548, 2.00%, 2/1/51	777,473
2,254,861	Pool #RA4578, 2.00%, 2/1/51	1,962,072
354,915	Pool #RA4590, 2.00%, 2/1/51	308,830
286,374	Pool #RA4597, 2.00%, 2/1/51	250,098
253,463	Pool #RA4618, 2.00%, 2/1/51	221,356
940,738	Pool #RA4621, 2.00%, 2/1/51	818,585
1,495,276	Pool #RA4738, 2.00%, 3/1/51	1,301,117
4,186,782	Pool #RA4745, 2.00%, 3/1/51	3,643,136
1,428,988	Pool #RA4775, 2.00%, 3/1/51	1,243,436
1,348,107	Pool #RA4835, 2.50%, 3/1/51	1,216,515
2,327,237	Pool #RA4872, 2.50%, 4/1/51	2,099,711
8,136,736	Pool #RA5020, 2.00%, 4/1/51	7,079,565
3,355,373	Pool #RA5021, 1.50%, 4/1/51	2,791,612
413,604	Pool #RA5043, 2.50%, 4/1/51	373,103
717,728	Pool #RA5045, 2.50%, 5/1/51	647,447
3,054,381	Pool #RA5068, 2.00%, 4/1/51	2,657,302
1,772,696	Pool #RA5173, 2.50%, 4/1/51	1,599,110

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$1,013,099	Pool #RA5195, 2.50%, 5/1/51	$912,962
863,717	Pool #RA5197, 2.50%, 5/1/51	779,140
1,357,621	Pool #RA5217, 2.50%, 5/1/51	1,234,875
1,963,307	Pool #RA5234, 2.50%, 5/1/51	1,770,752
1,135,180	Pool #RA5237, 2.50%, 5/1/51	1,024,021
2,700,377	Pool #RA5278, 2.50%, 5/1/51	2,435,532
2,214,877	Pool #RA5350, 2.50%, 6/1/51	1,997,649
2,803,948	Pool #RA5379, 2.50%, 6/1/51	2,528,946
3,350,363	Pool #RA5380, 2.50%, 6/1/51	3,021,770
1,789,765	Pool #RA5387, 2.50%, 6/1/51	1,618,330
243,047	Pool #RA5404, 2.50%, 6/1/51	219,172
8,051,052	Pool #RA5427, 2.50%, 6/1/51	7,260,184
2,329,423	Pool #RA5452, 2.50%, 6/1/51	2,100,600
1,380,008	Pool #RA5509, 2.50%, 7/1/51	1,244,447
520,240	Pool #RA5525, 2.50%, 7/1/51	469,136
820,574	Pool #RA5541, 2.50%, 7/1/51	739,968
2,230,934	Pool #RA5621, 2.50%, 8/1/51	2,011,440
244,774	Pool #RA5686, 2.50%, 7/1/51	221,016
1,917,111	Pool #RA5701, 2.00%, 8/1/51	1,667,286
1,890,364	Pool #RA5719, 2.50%, 10/1/51	1,703,499
3,276,366	Pool #RA5726, 2.50%, 8/1/51	2,953,507
1,806,768	Pool #RA5796, 2.50%, 8/1/51	1,628,726
1,930,871	Pool #RA5873, 2.50%, 9/1/51	1,740,600
819,371	Pool #RA5874, 2.50%, 9/1/51	738,502
2,937,017	Pool #RA5948, 2.50%, 12/1/51	2,647,959
161,621	Pool #RA5951, 2.50%, 9/1/51	145,670
4,026,081	Pool #RA6030, 2.50%, 10/1/51	3,628,721
3,654,641	Pool #RA6106, 2.50%, 10/1/51	3,293,941
70,700	Pool #RA6108, 3.50%, 3/1/52	68,064
1,322,370	Pool #RA6117, 2.50%, 10/1/51	1,191,652
1,485,442	Pool #RA6276, 2.50%, 11/1/51	1,338,604
397,880	Pool #RA6305, 2.50%, 11/1/51	358,549
1,273,130	Pool #RA6317, 2.50%, 11/1/51	1,147,279
101,213	Pool #RA6389, 2.50%, 11/1/51	91,353
4,032,774	Pool #RA6469, 2.50%, 12/1/51	3,633,503
1,945,846	Pool #RA6516, 2.50%, 12/1/51	1,752,894
3,807,487	Pool #RA6593, 2.50%, 1/1/52	3,429,932
4,232,622	Pool #RA6634, 2.50%, 1/1/52	3,812,254
1,674,540	Pool #RA6687, 3.00%, 1/1/52	1,562,049
3,100,937	Pool #RA6743, 2.50%, 1/1/52	2,792,964
2,106,549	Pool #RA6760, 3.00%, 2/1/52	1,965,036
1,549,766	Pool #RA6782, 3.00%, 2/1/52	1,448,542
2,579,361	Pool #RA6801, 3.00%, 2/1/52	2,406,302
4,299,805	Pool #RA6858, 3.00%, 3/1/52	4,008,648
1,584,399	Pool #RA6930, 3.50%, 3/1/52	1,525,562
1,301,636	Pool #RA6978, 3.50%, 3/1/52	1,258,659
1,811,329	Pool #RA6983, 2.50%, 3/1/52	1,631,184

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$587,922	Pool #RA7098, 3.50%, 3/1/52	$565,998
174,455	Pool #RA7146, 3.50%, 4/1/52	167,922
2,153,060	Pool #RA7162, 3.50%, 4/1/52	2,072,438
214,691	Pool #RA7284, 3.50%, 4/1/52	207,137
112,241	Pool #RA7344, 4.00%, 4/1/52	111,316
6,535,056	Pool #RA7454, 4.00%, 6/1/52	6,448,482
4,598,124	Pool #RA7469, 4.00%, 5/1/52	4,537,210
9,693,584	Pool #RA7503, 4.50%, 7/1/52	9,747,049
1,520,517	Pool #WA3103, 3.30%, 2/1/27	1,506,673
4,679,923	Pool #WA3125, 1.75%, 10/1/34	3,833,080
982,313	Pool #WA3211, 1.91%, 9/1/35	800,976
1,079,565	Pool #WA3305, 1.75%, 6/1/37	843,613
957,238	Pool #WA5002, 2.62%, 11/1/31	890,244
1,881,032	Pool #WN3000, 3.14%, 1/1/28	1,850,139
1,000,000	Pool #WN3049, 2.39%, 9/1/31	905,056
437,695	Pool #ZA4828, 4.00%, 3/1/47	437,931
72,398	Pool #ZA4891, 3.50%, 3/1/47	70,692
646,182	Pool #ZA4892, 4.00%, 5/1/47	646,531
476,639	Pool #ZA4893, 3.50%, 4/1/47	465,409
706,009	Pool #ZA4912, 3.50%, 5/1/47	689,375
631,095	Pool #ZA4913, 4.00%, 5/1/47	631,436
622,834	Pool #ZA5036, 3.50%, 9/1/47	608,159
942,989	Pool #ZA5070, 3.50%, 11/1/47	920,770
159,891	Pool #ZA5090, 3.50%, 11/1/47	156,124
703,030	Pool #ZA5174, 3.50%, 12/1/47	686,465
1,475,534	Pool #ZA5238, 3.50%, 2/1/48	1,440,768
679,762	Pool #ZA5245, 3.50%, 1/1/48	663,745
984,069	Pool #ZA5253, 3.50%, 1/1/48	960,883
424,743	Pool #ZA5254, 4.00%, 1/1/48	424,972
599,812	Pool #ZA5308, 4.00%, 1/1/48	600,136
775,604	Pool #ZA5575, 4.00%, 7/1/48	775,175
631,837	Pool #ZA5637, 4.50%, 8/1/48	642,490
644,544	Pool #ZA5645, 4.00%, 8/1/48	644,187
60,138	Pool #ZA6576, 3.50%, 4/1/49	58,444
95,195	Pool #ZI0238, 5.00%, 6/1/33	99,791
164,858	Pool #ZI0412, 5.00%, 8/1/33	172,818
66,175	Pool #ZI0543, 4.50%, 8/1/33	68,284
46,822	Pool #ZI0549, 5.00%, 8/1/33	49,083
67,584	Pool #ZI0807, 5.00%, 9/1/33	70,847
112,702	Pool #ZI1023, 5.50%, 11/1/33	120,041
88,524	Pool #ZI1353, 5.50%, 1/1/34	94,288
133,368	Pool #ZI1493, 5.50%, 1/1/34	142,052
105,464	Pool #ZI1524, 5.50%, 2/1/34	112,332
67,866	Pool #ZI1630, 5.50%, 3/1/34	72,385
152,971	Pool #ZI1689, 5.50%, 4/1/34	163,156
69,383	Pool #ZI1802, 5.50%, 4/1/34	74,003
134,899	Pool #ZI1991, 5.00%, 5/1/34	142,121
119,259	Pool #ZI2332, 5.00%, 6/1/34	125,644

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$151,393	Pool #ZI2888, 6.00%, 12/1/34	$161,257
143,522	Pool #ZI2939, 5.50%, 12/1/34	153,079
91,683	Pool #ZI3102, 5.00%, 1/1/35	96,592
81,768	Pool #ZI3254, 5.50%, 4/1/35	87,335
173,616	Pool #ZI3507, 5.00%, 9/1/35	182,431
102,104	Pool #ZI3713, 5.00%, 5/1/35	107,288
79,369	Pool #ZI4118, 5.50%, 1/1/36	84,772
141,604	Pool #ZI4120, 5.50%, 1/1/36	151,246
200,760	Pool #ZI4200, 5.50%, 2/1/36	214,429
83,745	Pool #ZI4201, 6.00%, 2/1/36	87,786
225,921	Pool #ZI4429, 5.00%, 6/1/35	237,392
57,635	Pool #ZI4521, 5.50%, 7/1/35	61,559
165,869	Pool #ZI4572, 5.50%, 8/1/35	177,162
67,389	Pool #ZI4605, 5.50%, 9/1/35	71,977
65,468	Pool #ZI4606, 5.50%, 9/1/35	69,926
111,320	Pool #ZI4704, 5.00%, 11/1/35	116,972
118,509	Pool #ZI4705, 5.00%, 11/1/35	124,526
49,946	Pool #ZI4706, 5.50%, 11/1/35	53,346
70,167	Pool #ZI4882, 6.00%, 5/1/36	74,211
216,111	Pool #ZI4979, 6.00%, 6/1/36	229,103
44,967	Pool #ZI5006, 6.00%, 6/1/36	45,709
93,778	Pool #ZI5896, 5.50%, 4/1/37	100,118
171,263	Pool #ZI5912, 5.50%, 4/1/37	182,842
88,688	Pool #ZI6311, 5.50%, 6/1/37	94,684
93,709	Pool #ZI6583, 5.50%, 8/1/37	100,070
59,666	Pool #ZI6814, 6.00%, 10/1/37	63,045
53,693	Pool #ZI6976, 5.50%, 7/1/37	57,323
206,263	Pool #ZI9925, 5.00%, 4/1/40	217,235
68,843	Pool #ZJ0038, 4.50%, 5/1/40	70,939
220,407	Pool #ZJ0482, 4.50%, 9/1/40	227,118
227,543	Pool #ZJ0844, 4.00%, 12/1/40	229,916
123,103	Pool #ZJ1058, 4.00%, 12/1/40	124,387
90,764	Pool #ZJ1264, 4.00%, 1/1/41	91,711
240,957	Pool #ZJ1444, 4.00%, 3/1/41	243,451
101,753	Pool #ZJ1445, 4.50%, 3/1/41	104,835
51,290	Pool #ZJ5032, 6.50%, 5/1/31	53,547
31,433	Pool #ZJ5458, 6.50%, 11/1/31	32,401
29,909	Pool #ZJ5928, 6.50%, 3/1/32	30,597
78,599	Pool #ZJ6638, 6.00%, 11/1/32	82,774
63,673	Pool #ZJ6955, 5.50%, 3/1/33	67,819
45,845	Pool #ZJ6956, 5.50%, 3/1/33	48,831
72,178	Pool #ZK4661, 2.50%, 11/1/27	71,207
310,047	Pool #ZL2630, 3.50%, 12/1/41	304,928
332,072	Pool #ZL2708, 3.50%, 1/1/42	326,589
978,610	Pool #ZL5676, 3.00%, 4/1/43	934,943
404,711	Pool #ZL6090, 3.00%, 6/1/43	386,652
189,620	Pool #ZL6097, 3.00%, 6/1/43	181,159

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$570,936	Pool #ZL9372, 3.00%, 4/1/45	$542,011
358,013	Pool #ZL9669, 3.50%, 6/1/45	350,418
206,525	Pool #ZM1422, 3.50%, 7/1/46	201,907
220,486	Pool #ZM1423, 3.50%, 7/1/46	215,556
161,549	Pool #ZM1736, 3.00%, 9/1/46	153,151
897,712	Pool #ZM1738, 3.00%, 9/1/46	851,046
536,040	Pool #ZM8750, 4.00%, 9/1/48	535,743
382,509	Pool #ZN1022, 4.00%, 11/1/48	382,297
15,687	Pool #ZN5269, 6.50%, 10/1/31	15,819
43,887	Pool #ZN5316, 5.00%, 5/1/34	46,237
67,414	Pool #ZN5321, 5.50%, 5/1/34	71,903
41,224	Pool #ZN5322, 5.50%, 5/1/34	43,969
48,666	Pool #ZN5332, 5.00%, 11/1/34	51,271
704,967	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(a)	685,008
1,837,055	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(a)	1,803,143
376,979	Series 2018-SB52, Class A10F, 3.48%, 6/25/28(a)	372,278
854,177	Series 2018-SB53, Class A10F, 3.66%, 6/25/28(a)	849,917
312,107	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(a)	310,146
1,472,106	Series 2019-SB63, Class A10F, 2.78%, 3/25/29(a)	1,417,675
532,732	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	513,710
1,372,390	Series 2019-SB65, Class A5F, 1.99%, 5/25/24(a)	1,334,210
695,413	Series 2019-SB66, Class A5H, 2.32%, 6/25/39(a)	677,909
1,592,747	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(a)	1,391,911
793,902	Series 2022-SB96, Class A7F, 1.88%, 1/25/29(a)	734,193
3,020,776	Series Q014, Class A1, 1.56%, 1/25/36	2,591,096
1,000,000	Series-K158, Class A2, 3.90%, 12/25/30(a)	1,016,676
		269,847,237
Ginnie Mae — 5.38%
73,762	Pool #409117, 5.50%, 6/20/38	76,688
192,006	Pool #442423, 4.00%, 9/20/41	195,505
118,918	Pool #616936, 5.50%, 1/15/36	129,554
723,533	Pool #618363, 4.00%, 9/20/41	736,720
359,345	Pool #664269, 5.85%, 6/15/38	359,345
21,847	Pool #675509, 5.50%, 6/15/38	22,403
144,415	Pool #697672, 5.50%, 12/15/38	153,284
63,212	Pool #697814, 5.00%, 2/15/39	65,489
318,499	Pool #697885, 4.50%, 3/15/39	330,642
97,890	Pool #698112, 4.50%, 5/15/39	101,622
456,506	Pool #698113, 4.50%, 5/15/39	473,911
46,517	Pool #699294, 5.63%, 9/20/38	48,539
842,652	Pool #713519, 6.00%, 7/15/39	930,636
168,239	Pool #716822, 4.50%, 4/15/39	174,653
60,081	Pool #716823, 4.50%, 4/15/39	62,371
228,129	Pool #720080, 4.50%, 6/15/39	236,827
253,989	Pool #724629, 5.00%, 7/20/40	267,563
331,078	Pool #726550, 5.00%, 9/15/39	347,519
148,073	Pool #729346, 4.50%, 7/15/41	154,294

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$308,284	Pool #738844, 3.50%, 10/15/41	$304,954
146,429	Pool #738845, 3.50%, 10/15/41	144,847
213,372	Pool #738862, 4.00%, 10/15/41	216,624
181,548	Pool #747241, 5.00%, 9/20/40	191,558
554,041	Pool #748654, 3.50%, 9/15/40	547,729
105,383	Pool #748846, 4.50%, 9/20/40	109,685
270,415	Pool #757016, 3.50%, 11/15/40	267,334
172,331	Pool #757017, 4.00%, 12/15/40	174,935
263,513	Pool #759297, 4.00%, 1/20/41	268,490
210,061	Pool #759298, 4.00%, 2/20/41	214,029
146,650	Pool #762877, 4.00%, 4/15/41	148,885
81,709	Pool #763564, 4.50%, 5/15/41	85,142
178,187	Pool #770481, 4.00%, 8/15/41	180,902
40,806	Pool #770482, 4.50%, 8/15/41	42,520
296,537	Pool #770517, 4.00%, 8/15/41	301,056
121,586	Pool #770529, 4.00%, 8/15/41	123,439
48,255	Pool #770537, 4.00%, 8/15/41	49,063
147,086	Pool #770738, 4.50%, 6/20/41	153,185
162,399	Pool #779592, 4.00%, 11/20/41	165,359
107,482	Pool #779593, 4.00%, 11/20/41	109,441
262,050	Pool #AA6312, 3.00%, 4/15/43	252,794
348,794	Pool #AA6424, 3.00%, 5/15/43	336,474
623,041	Pool #AB2733, 3.50%, 8/15/42	616,171
556,578	Pool #AB2745, 3.00%, 8/15/42	537,416
679,262	Pool #AB2841, 3.00%, 9/15/42	655,876
44,825	Pool #AB2843, 3.00%, 9/15/42	43,281
110,057	Pool #AB2852, 3.50%, 9/15/42	108,843
401,671	Pool #AE6946, 3.00%, 6/15/43	387,484
73,924	Pool #AG8915, 4.00%, 2/20/44	75,030
341,083	Pool #AK6446, 3.00%, 1/15/45	328,763
395,720	Pool #AK7036, 3.00%, 4/15/45	380,891
295,634	Pool #AO3594, 3.50%, 8/20/45	291,188
154,439	Pool #AP3887, 3.50%, 9/20/45	152,116
328,941	Pool #AR4919, 3.50%, 3/20/46	323,666
480,142	Pool #AR4970, 3.50%, 4/20/46	472,443
464,308	Pool #AS2921, 3.50%, 4/20/46	456,863
364,075	Pool #AS4332, 3.00%, 6/20/46	349,014
420,743	Pool #AS5511, 3.50%, 3/20/46	413,997
773,247	Pool #AX7237, 3.50%, 11/20/46	760,849
566,452	Pool #BO2104, 3.00%, 8/20/49	539,916
1,513,213	Pool #BR3787, 3.00%, 12/20/49	1,441,109
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	661,536
383,649	Series 2012-107, Class A, 1.15%, 1/16/45	367,191
1,218,080	Series 2012-112, Class B, 2.40%, 1/16/53(a)	1,171,563
927,125	Series 2012-115, Class A, 2.13%, 4/16/45	881,567
1,005,772	Series 2012-120, Class A, 1.90%, 2/16/53	949,312
401,801	Series 2012-131, Class A, 1.90%, 2/16/53	380,026

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$157,327	Series 2012-144, Class AD, 1.77%, 1/16/53	$149,839
28,607	Series 2012-35, Class C, 3.25%, 11/16/52(a)	28,416
176,046	Series 2013-105, Class A, 1.71%, 2/16/37	174,275
98,606	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	93,867
215,259	Series 2013-29, Class AB, 1.77%, 10/16/45	208,234
36,150	Series 2013-33, Class A, 1.06%, 7/16/38	35,974
479,892	Series 2013-63, Class AB, 1.38%, 3/16/45	464,142
372,272	Series 2013-97, Class AC, 2.00%, 6/16/45	358,105
40,669	Series 2015-107, Class AB, 2.50%, 11/16/49	39,557
530,991	Series 2015-114, Class AD, 2.50%, 11/15/51	523,965
201,402	Series 2015-128, Class AD, 2.50%, 12/16/50	198,540
177,415	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	176,336
972,262	Series 2015-135, Class AC, 2.35%, 4/16/49	939,619
386,841	Series 2015-136, Class AC, 2.50%, 3/16/47	379,173
218,180	Series 2015-15, Class A, 2.00%, 11/16/48	210,536
440,227	Series 2015-154, Class AD, 2.50%, 5/16/54	424,248
418,925	Series 2015-171, Class DA, 2.37%, 3/16/46	404,551
323,536	Series 2015-22, Class A, 2.40%, 8/16/47	318,685
518,161	Series 2015-70, Class AB, 2.30%, 11/16/48	501,795
35,338	Series 2015-98, Class AB, 2.20%, 11/16/43	35,069
99,352	Series 2016-11, Class AD, 2.25%, 11/16/43	98,490
215,602	Series 2016-14, Class AB, 2.15%, 8/16/42	212,105
998,766	Series 2016-152, Class EA, 2.20%, 8/15/58	936,371
1,212,581	Series 2016-157, Class AC, 2.00%, 11/16/50	1,154,925
93,759	Series 2016-26, Class A, 2.25%, 12/16/55	93,074
23,932	Series 2016-28, Class AB, 2.40%, 11/16/55	23,879
57,403	Series 2016-36, Class AB, 2.30%, 6/16/56	56,835
296,524	Series 2016-39, Class AH, 2.50%, 9/16/44	292,326
200,145	Series 2016-50, Class A, 2.30%, 7/16/52	197,038
616,612	Series 2016-64, Class CA, 2.30%, 3/16/45	605,271
85,962	Series 2016-67, Class A, 2.30%, 7/16/56	85,546
188,666	Series 2016-94, Class AC, 2.20%, 8/16/57	178,566
195,675	Series 2016-96, Class BA, 1.95%, 3/16/43	192,142
514,739	Series 2017-127, Class AB, 2.50%, 2/16/59	482,613
859,511	Series 2017-135, Class AE, 2.60%, 10/16/58	810,284
307,246	Series 2017-140, Class A, 2.50%, 2/16/59	287,873
83,597	Series 2017-157, Class AH, 2.55%, 2/16/53	81,543
488,921	Series 2017-41, Class AC, 2.25%, 3/16/57	476,176
486,046	Series 2017-46, Class A, 2.50%, 11/16/57	455,336
380,540	Series 2017-71, Class AS, 2.70%, 4/16/57	370,004
247,774	Series 2017-9, Class AE, 2.40%, 9/16/50	238,915
1,215,955	Series 2017-94, Class AH, 2.60%, 2/16/59	1,148,843
438,118	Series 2018-2, Class AD, 2.40%, 3/16/59	421,129

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$314,263	Series 2018-26, Class AD, 2.50%, 3/16/52	$307,348
1,246,829	Series 2018-3, Class AG, 2.50%, 10/16/58	1,174,549
		38,048,228

Total U.S. Government Agency Backed Mortgages		619,091,022
(Cost $682,154,048)
U.S. Government Agency Obligations — 6.85%
Small Business Administration — 6.85%
135,965	Certificate of Originator’s Fee, 0.23%, 4/15/31(b)	752
52,038	(Prime Index - 2.600%), 0.90%, 7/25/41(c)	52,000
325,601	(Prime Index - 2.600%), 0.90%, 9/25/41(c)	325,367
181,852	(Prime Index - 2.600%), 0.90%, 9/25/41(c)	181,718
287,348	(Prime Index - 2.600%), 0.90%, 7/25/42(c)	287,104
723,196	(Prime Index - 2.550%), 0.95%, 7/25/42(c)	723,721
560,469	Certificate of Originator’s Fee, 0.98%, 4/15/31(b)	13,209
212,013	(Prime Index - 2.525%), 0.98%, 11/25/41(c)	212,072
358,663	(Prime Index - 2.500%), 1.00%, 2/25/28(c)	359,075
304,864	Certificate of Originator’s Fee, 1.23%, 3/15/31(b)	9,018
749,754	Certificate of Originator’s Fee, 1.23%, 4/15/31(b)	22,178
404,145	Certificate of Originator’s Fee, 1.23%, 5/15/31(b)	11,955
243,399	Certificate of Originator’s Fee, 1.23%, 5/15/31(b)	7,200
2,936,379	1.26%, 7/18/30(b),(d),(e)	53,017
615,350	(Prime Index - 1.400%), 2.10%, 7/25/41(c)	631,992
1,000,000	(TBA), 2.41%, 4/1/32(b)	1,003,750
1,462,628	(Prime Index - 0.675%), 2.83%, 9/25/43(c)	1,539,001
4,769,091	(Prime Index - 0.675%), 2.83%, 11/25/45(c)	5,052,742
2,941,743	(Prime Index - 0.675%), 2.83%, 1/25/46(c)	3,109,486
217,522	(Prime Index - 0.444%), 3.06%, 11/25/27(c)	222,356
1,239,604	(Prime Index - 0.368%), 3.13%, 12/25/45(c)	1,325,575
197,019	(Prime Index - 0.214%), 3.29%, 2/25/40(c)	204,904
403,450	3.36%, 7/8/24(a),(b)	417,542
400,000	(TBA), 3.41%, 7/1/29(b)	404,250
380,788	(Prime Index - 0.074%), 3.43%, 7/25/29(c)	393,279
71,302	(Prime Index + 0.048%), 3.55%, 12/25/40(c)	75,361
302,379	(Prime Index + 0.104%), 3.60%, 6/25/29(c)	313,516
416,018	(Prime Index + 0.114%), 3.61%, 8/25/29(c)	431,904
638,866	(Prime Index + 0.119%), 3.62%, 1/25/46(c)	693,580
399,510	(Prime Index + 0.167%), 3.67%, 11/25/28(c)	411,100
91,502	(Prime Index + 0.325%), 3.83%, 10/25/30(c)	97,082
2,705,235	(Prime Index + 0.325%), 3.83%, 11/25/30(c)	2,870,614
1,367,821	(Prime Index + 0.325%), 3.83%, 6/25/31(c)	1,465,608
1,770,234	(Prime Index + 0.325%), 3.83%, 7/25/31(c)	1,895,219
669,130	(Prime Index + 0.325%), 3.83%, 2/25/45(c)	724,886
949,272	(Prime Index + 0.325%), 3.83%, 8/25/46(c)	1,036,770
289,361	3.85%, 9/16/34(a),(b)	309,041
72,138	(Prime Index + 0.355%), 3.86%, 2/25/26(c)	73,840

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$2,266,747	(Prime Index + 0.375%), 3.88%, 5/25/31(c)	$2,415,148
302,252	(Prime Index + 0.375%), 3.88%, 10/25/31(c)	322,927
947,888	(Prime Index + 0.375%), 3.88%, 8/25/46(c)	1,028,320
2,494,709	(Prime Index + 0.539%), 4.04%, 12/25/45(c)	2,738,936
1,360,888	(Prime Index + 0.575%), 4.08%, 4/25/31(c)	1,452,001
909,936	(Prime Index + 0.680%), 4.18%, 11/25/30(c)	970,728
49,372	(Prime Index + 0.700%), 4.20%, 2/25/28(c)	51,676
468,260	(Prime Index + 0.737%), 4.24%, 3/25/30(c)	490,596
196,173	(Prime Index + 0.747%), 4.25%, 3/25/29(c)	204,299
481,167	(Prime Index + 0.759%), 4.26%, 5/25/29(c)	501,583
237,056	(Prime Index + 0.798%), 4.30%, 9/25/28(c)	246,367
308,301	(Prime Index + 0.826%), 4.33%, 2/25/28(c)	323,010
494,133	(Prime Index + 0.831%), 4.33%, 6/25/29(c)	515,912
61,295	4.33%, 12/15/30(b)	69,263
1,814,841	(Prime Index + 0.825%), 4.33%, 9/25/31(c)	1,965,376
336,236	(Prime Index + 0.840%), 4.34%, 2/25/29(c)	350,673
141,941	(Prime Index + 0.858%), 4.36%, 3/25/31(c)	152,948
80,966	(Prime Index + 0.872%), 4.37%, 6/25/28(c)	83,575
669,000	(TBA), 4.38%, 7/1/32(b)	691,108
133,361	(Prime Index + 0.893%), 4.39%, 2/25/30(c)	139,780
256,420	(Prime Index + 0.891%), 4.39%, 8/25/30(c)	274,200
335,210	(Prime Index + 0.918%), 4.42%, 7/25/30(c)	352,851
1,014,712	(Prime Index + 0.924%), 4.42%, 12/25/30(c)	1,091,481
186,298	(Prime Index + 0.941%), 4.44%, 5/25/29(c)	197,058
215,313	(Prime Index + 0.939%), 4.44%, 7/25/29(c)	225,510
77,232	(Prime Index + 0.941%), 4.44%, 7/25/29(c)	82,040
88,660	(Prime Index + 0.959%), 4.46%, 1/25/29(c)	92,005
50,006	(Prime Index + 1.001%), 4.50%, 11/25/28(c)	52,733
194,654	(Prime Index + 0.997%), 4.50%, 1/25/31(c)	209,953
305,372	(Prime Index + 1.028%), 4.53%, 2/25/31(c)	330,325
155,286	(Prime Index + 1.053%), 4.55%, 9/25/29(c)	165,504
237,661	(Prime Index + 1.063%), 4.56%, 12/25/29(c)	253,500
175,210	(Prime Index + 1.070%), 4.57%, 6/25/30(c)	188,024
45,622	(Prime Index + 0.653%), 4.65%, 8/25/27(c)	46,821
415,349	(Prime Index + 1.151%), 4.65%, 9/25/28(c)	431,703
36,477	(Prime Index + 1.213%), 4.71%, 11/25/26(c)	38,007
249,673	(Prime Index + 1.207%), 4.71%, 5/25/29(c)	260,945
118,056	(Prime Index + 1.220%), 4.72%, 6/25/29(c)	125,583
510,657	(Prime Index + 1.279%), 4.78%, 6/25/31(c)	556,575
88,468	(Prime Index + 1.289%), 4.79%, 10/25/31(c)	96,977
262,959	(Prime Index + 1.575%), 5.08%, 7/25/30(c)	283,242
29,760	(Prime Index + 1.603%), 5.10%, 7/25/28(c)	31,171
26,620	5.13%, 2/28/24(b)	27,462
101,128	(Prime Index + 2.325%), 5.83%, 10/25/30(c)	110,659
227,538	(Prime Index + 2.325%), 5.83%, 1/25/31(c)	250,903
115,147	6.08%, 12/19/29(a),(b)	130,623
147,149	6.58%, 4/8/29(b),(c)	168,529
370,996	7.08%, 7/25/30	374,359

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$67,101	9.08%, 9/25/29	$70,993
88,041	9.88%, 6/7/29(b)	92,459
		48,288,205

Total U.S. Government Agency Obligations		48,288,205
(Cost $49,686,645)
Municipal Bonds — 3.35%
California — 1.80%
6,375,000	California Health Facilities Financing Authority Revenue, 2.70%, 6/1/30, Callable 6/1/29 @ 100	5,747,471
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	1,778,544
840,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 8/1/22 @ 100	839,962
200,000	City & County of San Francisco GO, Series C, 1.95%, 6/15/27	182,709
1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	1,548,506
1,000,000	City & County of San Francisco Affordable Housing GO, Series F, 2.39%, 6/15/26	948,293
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,598,362
		12,643,847
Colorado — 0.15%
131,612	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	120,656
1,000,000	Denver City & County Housing Authority Revenue, Series B, 0.84%, 8/1/24, (Credit Support: HUD SECT 8), Callable 2/1/24 @ 100	941,395
		1,062,051
District of Columbia — 0.08%
563,930	District of Columbia Housing Finance Agency Refunding Revenue, Series A, 3.24%, 3/1/49, (Credit Support: FHA), Callable 1/1/70 @ 100	563,661

Georgia — 0.14%
1,000,000	Atlanta Development Authority Revenue, 2.87%, 12/1/26	966,925

Illinois — 0.11%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 8/1/22 @ 100	260,379
537,029	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	510,759
		771,138

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
Minnesota — 0.06%
$469,697	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	$431,398

Missouri — 0.11%
840,018	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	801,740

New York — 0.75%
100,000	New York City Housing Development Corp. Revenue, Series G, 2.14%, 11/1/22	99,907
200,000	New York City Housing Development Corp. Revenue, Series G, 2.37%, 5/1/24	196,247
40,000	New York City Housing Development Corp. Revenue, Series G, 2.47%, 11/1/24	39,048
300,000	New York City Housing Development Corp. Revenue, Series B, 1.02%, 5/1/26	269,958
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	286,809
200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	177,822
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	492,572
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	141,791
250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	219,233
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	978,149
500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, (Credit Support: SONYMA), Callable 8/1/25 @ 100	494,358
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	486,340
390,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 8/1/22 @ 100	390,306
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 8/1/22 @ 100	997,776
		5,270,316
Oregon — 0.03%
250,000	State of Oregon GO, Series D, 1.19%, 5/1/26	230,414

Vermont — 0.01%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	96,068

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
Washington — 0.11%
$800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	$785,867

Total Municipal Bonds		23,623,425
(Cost $25,454,019)
Corporate Bond — 0.03%
Consumer, Non-cyclical — 0.03%
235,000	Montefiore Medical Center, 2.15%, 10/20/26	223,394

Total Corporate Bond		223,394
(Cost $235,000)

Shares
Investment Company — 3.64%
25,647,154	U.S. Government Money Market Fund, RBC Institutional Class 1(f)	25,647,154

Total Investment Company		25,647,154
(Cost $25,647,154)

Total Investments		$716,873,200
(Cost $783,176,866) — 101.73%
Liabilities in excess of other assets — (1.73)%		(12,221,710)
NET ASSETS — 100.00%		$704,651,490

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Floating rate note. Rate shown is as of report date.
(d)	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2022 (Unaudited)
Financial futures contracts as of June 30, 2022:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Five Year U.S. Treasury Note	350	September 2022	$(388,325)	USD	$39,287,500	Barclays Capital Group
Total			$(388,325)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	52	September 2022	$109,530	USD	$6,623,500	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	26	September 2022	120,169	USD	4,012,938	Barclays Capital Group
Total			$229,699

Abbreviations used are defined below:
FHA - Insured by Federal Housing Administration
GO - General Obligations
SONYMA - State of New York Mortgage Agency
TBA - To-be-announced
USD - United States Dollar